Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2015
Parent Company Only Condensed Financial Information [Abstract]
Parent Company Only Condensed Financial Information

NOTE 22 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of Central Federal Corporation follows:

	2015	2014
Assets
Cash and cash equivalents	$2,673	$3,025
Investment in banking subsidiary	37,745	34,572
Investment in and advances to other subsidiary	222	220
Other assets	3,112	2,202
Total assets	$43,752	$40,019

Liabilities and Equity
Subordinated debentures	$5,155	$5,155
Accrued expenses and other liabilities	285	355
Stockholders' equity	38,312	34,509
Total liabilities and stockholders' equity	$43,752	$40,019

	2015	2014

Interest income	$1	$5
Other income	291	260
Interest expense	164	164
Other expense	548	687
Loss before income tax and undistributed subsidiary income	(420)	(586)
Tax effect	1,798	-
Gain (loss) after income tax and undistributed subsidiary income	1,378	(586)
Equity in undistributed subsidiary income	3,099	1,065
Net income	$4,477	$479
Comprehensive income	$4,417	$432

	2015	2014
Cash flows from operating activities
Net Income	$4,477	$479
Adjustments:
Effect of subsidiaries' operations	(3,099)	(1,065)
Change in other assets and other liabilities	(980)	(1,142)
Net cash from (used by) operating activities	398	(1,728)

Cash flows from investing activities
Investment in bank subsidiary	-	(9,700)
Investments in other subsidiaries	-	54
Net cash used by investing activities	-	(9,646)

Cash flows from financing activities
Stock issuance costs	-	-
Dividends paid on Series B preferred stock	(750)	(233)
Net proceeds from issuance of Series B preferred stock	-	11,369
Net cash from (used by) financing activities	(750)	11,136

Net change in cash and cash equivalents	(352)	(238)

Beginning cash and cash equivalents	3,025	3,263

Ending cash and cash equivalents	$2,673	$3,025